Deposits (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 16,188,440	R$ 11,995,288	R$ 3,133,996
Current	11,365,373	10,100,599
Non-Current	4,823,067	1,894,689
Not later than one month [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,621,234	864,864
Due within 31 to 120 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	6,087,472	3,253,826
Due within 121 to 180 days
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	2,513,783	1,945,917
Later than six months and not later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,142,884	4,035,992
Later than one year [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	4,823,067	1,894,689
Certificate of Deposit
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 13,062,034	R$ 9,806,062
Basis of interest rate risk exposure to CDI (percent)	110.00%	117.00%
Liabilities of Swaps	R$ 23,314	R$ 22,289
Certificate of Deposit | IPCA [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	1,641,922	2,080,779
Interbank deposits
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 3,126,406	R$ 2,101,152
Basis of interest rate risk exposure to CDI (percent)	111.00%	111.00%
Corporate Securities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Deposits	R$ 0	R$ 88,074